UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Bank of Edwardsville
Address: 330 W. Vandalia
         Edwardsville, IL  62025

13F File Number:  28-10609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joann M.Barton
Title:     Senior Vice President
Phone:     618-659-6403

Signature, Place, and Date of Signing:

      /s/  Joann M.Barton     Edwardsville, IL     July 23, 2009

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10608                      BancEd Corp